Pension and Other Post-Retirement Benefits (Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category) (Parenthetical) (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [Line Items]
Other plan assets held in funds estimated fair values	100.00%	76.00%
US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	71.00%	60.00%
International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	28.00%	40.00%
Mortgage- backed securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	1.00%